Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income Before Provision for Income Taxes

The Company’s income before provision for income taxes was generated from the United States and international operations as follows (in millions):

	Years Ended December 31,
	2012	2011	2010
Income before income taxes:
U.S.	$730.6	$731.4	$391.6
Foreign	(485.5)	(275.4)	(141.0)

Income before income taxes	$245.1	$456.0	$250.6

Schedule of Provision for Income Taxes

The Company’s provision for income taxes consisted of the following (in millions):

	Years Ended December 31,
	2012	2011	2010
Current provision:
Federal	$328.5	$301.2	$161.4
State	18.0	10.8	14.9
Foreign	21.3	11.8	9.3

Total current provision	367.8	323.8	185.6

Deferred (benefit) provision:
Federal	(75.5)	(53.2)	(54.1)
State	5.6	(3.9)	(10.2)
Foreign	(151.1)	(69.8)	(54.0)

Total deferred (benefit) provision	(221.0)	(126.9)	(118.3)

Total provision for income taxes	$146.8	$196.9	$67.3

Schedule of Reconciliations Between Statutory Federal Income Tax Rate and Company's Effective Income Tax Rate

Reconciliations between the statutory federal income tax rate and the Company’s effective income tax rate were as follows:

	Years Ended December 31,
	2012	2011	2010
Federal income tax at statutory rates	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	5.5%	2.4%	1.6%
Foreign rate differential	(3.7)%	1.9%	2.8%
Foreign intangible amortization	18.7%	6.1%	0.0%
Effect of Ascent reorganization	(15.0)%	0.0%	0.0%
Loss on foreign currency hedge	10.1%	0.0%	0.0%
Foreign impairments	8.4%	0.6%	0.7%
Tax audit outcomes	(7.0)%	(1.4)%	(7.8)%
Non-deductible expenses	5.9%	2.5%	5.0%
R&D credit and U.S. manufacturing deduction	(4.5)%	(3.7)%	(3.7)%
Rate changes	2.8%	(1.2)%	(4.3)%
Transaction costs	2.7%	0.2%	0.0%
Valuation allowance	(1.6)%	1.4%	(1.4)%
Sale of subsidiary	0.0%	0.0%	(2.1)%
Other	2.6%	(0.6)%	1.1%

Effective income tax rate	59.9%	43.2%	26.9%

Schedule of Components Company's Net Deferred Tax Assets (Liabilities)
The significant components of the Company’s net deferred tax assets (liabilities) consisted of the following (in millions):

	December 31,
	2012	2011
Benefits from net operating loss and tax credit carryforwards	$248.1	$101.3
Differences in financial statement and tax accounting for:
Inventories, receivables and accruals	342.2	163.9
Deferred revenue	6.3	9.9
Share-based compensation	24.0	19.4
Other	49.7	18.3

Total deferred tax asset, gross	670.3	312.8
Less: Valuation allowance	(101.6)	(37.8)

Total deferred tax asset, net	$568.7	$275.0

Differences in financial statement and tax accounting for:
Property, equipment and intangible assets	(906.9)	(288.1)
Basis difference in debt	(269.6)	—
Deferred interest expense	(76.3)	(76.3)

Total deferred tax liabilities	$(1,252.8)	$(364.4)

Total deferred taxes	$(684.1)	$(89.4)

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	December 31,
	2012	2011	2010
Balance at the beginning of the year	$71.2	$68.0	$72.2
Increases for current year tax positions	4.3	8.5	5.9
Increases for prior year tax positions	6.7	11.0	20.1
Increases due to acquisitions	41.9	—	—
Decreases for prior year tax positions	(10.4)	(14.9)	(27.5)
Settlements	(9.3)	(1.2)	(2.3)
Lapse of applicable statue of limitations	(1.3)	(0.2)	(0.4)
Foreign Exchange	0.6	—	—

Balance at the end of the year	$103.7	$71.2	$68.0